FORM 24f-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.       Name and  address of issuer:
                  The Hyperion Government Mortgage Trust
                  520 Madison Avenue
                  New York, NY  10022

2.       Name of each series or class of funds for which this notice is filed:
                  The Hyperion Short Duration U.S. Government Fund

3.       Investment Company Act File Number:          811-6262

         Securities Act File Number:                  33-38378

4.       Last day of fiscal year for which this notice is filed:
                  October 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for the purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                     [     ]
6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the year:
                  0
8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                  0
9.       Number and aggregate sale price of securities sold during the fiscal year:
                  Number = 348,751      Sale Price = $3,055,044
10.      Number and aggregate sale price of securities sold during the fiscal
         year in   reliance upon registration pursuant to rule 24f-2:
                  Number = 348,751      Sale Price = $3,055,044
11.      Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, i applicable (see Instruction B.7):
                  Number = 39,020      Sale Price = $341,455



12.      Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during the fiscal
                  year in reliance on rule 24f-2 (from Item 10):      $3,055,044

         (ii)     Aggregate price of shares issued in connection with dividend
                  reinvestment plans (from Item 11, if applicable):     +341,455

         (iii)    Aggregate price of shares redeemed or repurchased during
                  the fiscal year (if applicable):                   -27,156,928

         (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to
                  rule 24e-2 (if applicable):                                 +0

         (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii less line (iii), plus line (iv)] (if applicable): -23,760,429

         (vi) Divisor prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction
                  C.6):                                                    2,900

         (vii)    Fee due [line (i) or line (v) multiplied by line (vi)]:     $0
                                                                               =

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                     [    ]

         Date of mailing or wire transfer of filing fees to the Commissioner's lockbox depository:

                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         By (Signature and Title)   /s/DANIEL E. SHEA
                                    Assistant Treasurer

         Date     1/2/96

                               PHILIP W. COOLIDGE
                               6 ST. JAMES AVENUE
                                  NINTH FLOOR
                          BOSTON, MASSACHUSETTS 02116
                                 (617) 423-0800


                                                               December 27, 1995


The Hyperion Government Mortgage Trust
520 Madison Avenue
New York, NY  10022

Ladies and Gentlemen:

RE: RULE 24F-2 NOTICE FOR THE HYPERION SHORT DURATION U.S. GOVERNMENT FUND FOR THE YEAR ENDED OCTOBER 31 , 1995.


     This opinion is being furnished in connection with the registration, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended (the "1940 Act"), of an indefinite number of Shares of Beneficial Interest (par value $0.00001 per share) (the "Shares") of The Hyperion Short Duration U.S. Government Fund, a series of Hyperion Government Mortgage Trust, a Massachusetts business trust (the "Trust"), under the Securities Act of 1933, as amended (the "1933 Act"). I understand that the Trust proposes to file a notice (the "Notice") with the Securities and Exchange Commission (the "Commission") with respect to the Trust's fiscal year ended October 31, 1995, pursuant to such Rule 24f-2 under the 1940 Act. This opinion is being furnished with a view to your filing it with the Commission in conjunction with the filing of the Notice.

         This opinion is limited solely to the laws of the Commonwealth of Massachusetts as applied by courts in such Commonwealth. This opinion is limited solely to the Shares of the Trust as of the fiscal year ended October 31, 1995, as reflected in the Notice. I understand that the foregoing limitation is acceptable to you.

         Based upon and subject to the foregoing, please be advised that it is my opinion that the Shares covered by the Notice were legally issued and (to the extent still outstanding) are fully paid and non-assessable, except that, as set forth in the Trust's registration statement as currently in effect filed with the Commission pursuant to the 1933 Act, shareholders of the Trust may under certain circumstances be held personally liable for its obligations.

                                                               Very truly yours,

                                                           /s/PHILIP W. COOLIDGE
                                                              Philip W. Coolidge